OTHER DISCLOSURES - COMMITMENTS (Narrative) (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Lease costs	DKK 1,392	DKK 1,513
Donations amounts	DKK 85	DKK 85	DKK 86
Outside of Denmark
Disclosure of geographical areas [line items]
Commitments related to leases (as a percent)	74.00%
2018-2024
Disclosure of geographical areas [line items]
Annual donation as a percent of net insulin sales	0.10%
Maximum allowable annual donation	DKK 90
Annual donation as a percent of taxable income	15.00%